Hartford Life Insurance Company Separate Account VL II:

333-88261                       Hartford Select Leaders Last Survivor

Hartford Life and Annuity Insurance Company Separate Account VL II:

333-67373                       Hartford Select Leaders Last Survivor

Hartford Life Insurance Company Separate Account Five:

333-52645                       Select Dimensions Life (Series II)

333-00245                       Select Dimensions Life (Series I)

Hartford Life and Annuity Insurance Company Separate Account Five:

333-52637                       Select Dimensions Life (Series II)

333-00259                       Select Dimensions Life (Series I)

Supplement Dated August 21, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated August 21, 2007 to Your Prospectus

In the section “About Us,” in the table under the sub-section “The Portfolios,” the underlying fund objective for the Morgan Stanley – Focus Growth Portfolio is deleted and replaced with:

The Portfolio seeks long-term capital growth.

This supplement should be retained with the prospectus for future reference.

HV-6161